Employment benefit plan - Expected Contributions (Details) - INR (₨) ₨ in Thousands	Mar. 31, 2018	Mar. 31, 2017
Disclosure of defined benefit plans [line items]
Total expected payments	₨ 118,824	₨ 73,725
Year 1
Disclosure of defined benefit plans [line items]
Total expected payments	27,738	15,744
Year 2
Disclosure of defined benefit plans [line items]
Total expected payments	18,805	12,881
Year 3
Disclosure of defined benefit plans [line items]
Total expected payments	15,187	9,664
Year 4
Disclosure of defined benefit plans [line items]
Total expected payments	11,567	8,045
Year 5
Disclosure of defined benefit plans [line items]
Total expected payments	9,851	5,847
Year 6-10
Disclosure of defined benefit plans [line items]
Total expected payments	₨ 35,676	₨ 21,544